Subsequent Events - Narrative (Detail) $ in Thousands		3 Months Ended		6 Months Ended
	Sep. 25, 2024 MXN ($) $ / $ $ / bbl	Jun. 30, 2024 MXN ($) $ / $	Jun. 30, 2023 MXN ($)	Jun. 30, 2024 MXN ($) $ / $ $ / bbl	Jun. 30, 2023 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Currency exchange rate | $ / $		18.3773		18.3773
Foreign exchange (loss) income — net | $	$ 83,191,617	$ (159,683,239)	$ 105,359,430	$ (126,295,142)	$ 230,676,132
Average prices of crude oil exports | $ / bbl				76.7
Percentage of increase in crude oil price				14.30%
Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Currency exchange rate | $ / $	19.415
Appreciation of the value of the peso in U.S. dollars terms	5.60%
Average prices of crude oil exports | $ / bbl	65.72